Investment Securities - Proceeds from Calls and Sales, Realized Gains and Losses and Interest Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from calls and sales of investment securities
Proceeds from calls of investment securities	$ 46.2	$ 0.0	$ 121.2	$ 0.0
Proceeds from sales of investment securities	0.0	602.4	505.0	1,800.0
Realized investment gains and losses
Gross realized gains on sales of investments	0.0	4.1	25.8	15.0
Gross realized losses on sales of investments	0.0	0.0	0.0	0.0
Income tax expense related to net realized gains on the sale of investment securities	0.0	1.6	10.2	5.9
Interest income from taxable and nontaxable investment securities
Taxable interest income	21.1	17.8	57.1	55.1	$ 73.6	$ 64.1
Nontaxable interest income	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0